Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 - Related Party Transactions

Name of the related party	Relationship
Aark II Pte Limited	Affiliate entity
Aarx Singapore Pte Ltd	Affiliate entity
Aeries Technology Products And Strategies Private Limited (“ATPSPL”)	Affiliate entity
Aeries Financial Technologies Private Limited	Affiliate entity
Bhanix Finance And Investment Limited	Affiliate entity
Ralak Consulting LLP	Affiliate entity
TSLC Pte Limited	Affiliate entity
Venu Raman Kumar	Chairman of ATI’s Board and controlling shareholder
Vaibhav Rao	Members of immediate families of Venu Raman Kumar
Sudhir Appukuttan Panikassery	Key managerial personnel

Summary of significant transactions and balances due to and from related parties are as follows:

	Three Months Ended June 30,
	2024	2023
Cost sharing arrangements
Aeries Financial Technologies Private Limited (b)	47	49
Bhanix Finance And Investment Limited (b)	26	35
Corporate guarantee commission
Bhanix Finance And Investment Limited	-	2
Corporate guarantee expense
Aeries Technology Products And Strategies Private Limited (j)	-	2
Interest expense
Aeries Technology Products And Strategies Private Limited (d)	20	4
Mr. Vaibhav Rao (g)	21	21
Interest income
Aeries Financial Technologies Private Limited (f), (h)	4	39
Aeries Technology Products And Strategies Private Limited (e), (h)	22	25
Legal and professional fees paid
Ralak Consulting LLP (c)	77	78
Management consultancy service
Aark II Pte Limited (a)	746	870
Office management and support services expense
Aeries Technology Products And Strategies Private Limited (i)	14	49

	June 30,	March 31,
	2024	2024
Accounts payable
Aeries Technology Products And Strategies Private Limited (i)	$13	$9
Accounts receivable
Aark II Pte Limited (a)	521	629
Aeries Financial Technologies Private Limited (b)	30	11
Bhanix Finance And Investment Limited (b)	48	17
TSLC Pte Limited (a)	128	128
Interest payable (classified under other current liabilities)
Aeries Technology Products And Strategies Private Limited (d)	18	-
Interest receivable (classified under prepaid expenses and other current assets)
Aeries Technology Products And Strategies Private Limited (e)	20	-
Investment in 0.001% Series-A Redeemable preference share
Aeries Financial Technologies Private Limited (h)	979	939
Investment in 10% Cumulative redeemable preference shares
Aeries Technology Products And Strategies Private Limited (h)	809	792
Loan from Members of immediate families of Venu Raman Kumar
Mr. Vaibhav Rao (g)	833	834
Loans from affiliates
Aeries Technology Products and Strategies Private Limited (d)	737	498
Loans to affiliates (classified under other assets)
Aeries Financial Technologies Private Limited (f)	105	105
Aeries Technology Products And Strategies Private Limited (e)	797	558

(a)	The Company provided management consulting services to Aark II Pte Ltd under an agreement dated June 21, 2021 and its amendments thereof and to TSLC Pte Ltd under an agreement dated July 12, 2021.
(b)	The Company was in a cost sharing arrangement with Aeries Financial Technologies Private Ltd and Bhanix Finance and Investment Ltd under separate agreements dated April 1, 2020. The cost sharing arrangement included costs in the areas of office management, IT and operations. The agreements are for a 36-month term with auto renewals after the original term.
(c)	The Company availed consulting services including implementation services in business restructuring, risk management, feasibility studies, mergers & acquisitions etc. from Ralak Consulting LLP via agreement dated April 1, 2022.
(d)	The Company incurred interest expense in relation to loans taken from ATPSPL, which were borrowed to meet working capital requirements. The loans were for a 3-year term and were issued at an interest rate of 12% per annum.
(e)	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 12% per annum.
(f)	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 15-17% per annum.
(g)	The Company obtained a loan at 10% interest rate from Vaibhav Rao for business purposes. The agreement shall remain valid until the principal amount along with interest is fully repaid. The principal amount of the loan was outstanding in entirety as of June 30, 2024.
(h)	This amount represents investments in affiliates. The Company earned interest income on its investments in affiliates.
(i)	The Company availed management consulting services from ATPSPL under agreements dated March 20, 2020 and April 1, 2021.
(j)	ATPSPL gave corporate guarantee of INR 240,000 (or approximately $2,876 at the exchange rate in effect on June 30, 2024) on behalf of the Company towards the revolving credit facility availed. ATPSPL charges a corporate guarantee commission of 0.5% on the total corporate guarantee given. The guarantee was withdrawn during the year ended March 31, 2024.

The Company has also executed two Exchange Agreements: (1) with AARK and Mr. Raman Kumar in his capacity as a shareholder of AARK; and (2) with ATGBA and Mr. Sudhir Appukuttan Panikassery, Mr. Ajay Khare, and Mr. Unnikrishnan Balakrishnan Nambiar, key managerial personnel of ATGBA in their capacity as shareholders of ATGBA (together referred to as “counterparties”). Under the Exchange Agreements, the counterparties would have a right to exchange the shares held by them in AARK or ATGBA into shares of ATI or cash subject to the conditions specified in the Exchange Agreement. Refer Note 10 for details. Additionally, pursuant to the Business Combination, 5,638,530 Class A ordinary shares have been issued to Innovo Consultancy DMCC, which is wholly owned by Mr. Kumar.

Note 14 - Related Party Transactions

Name of the related party	Relationship
Aark II Pte Limited	Affiliate entity
Aarx Singapore Pte Ltd	Affiliate entity
Aeries Technology Products And Strategies Private Limited (“ATPSPL”)	Affiliate entity
Aeries Financial Technologies Private Limited	Affiliate entity
Bhanix Finance And Investment Limited	Affiliate entity
Ralak Consulting LLP	Affiliate entity
TSLC Pte Limited	Affiliate entity
Nuegen Pte Ltd	Affiliate entity
Venu Raman Kumar	Chairman of ATI’s Board and controlling shareholder
Vaibhav Rao	Members of immediate families of Venu Raman Kumar
Sudhir Appukuttan Panikassery	Key managerial personnel

Summary of significant transactions and balances due to and from related parties are as follows:

	Year ended March 31,
	2024	2023
Cost sharing arrangements
Aeries Financial Technologies Private Limited (b)	187	160
Bhanix Finance And Investment Limited (b)	115	187
Corporate guarantee commission
Bhanix Finance And Investment Limited	2	12
Corporate guarantee expense
Aeries Technology Products And Strategies Private Limited (j)	2	15
Interest expense
Aeries Technology Products And Strategies Private Limited (d)	30	1
Mr. Vaibhav Rao (g)	84	86
Interest income
Aeries Financial Technologies Private Limited (f), (h)	166	107
Aeries Technology Products And Strategies Private Limited (e), (h)	99	84
Legal and professional fees paid
Ralak Consulting LLP (c)	424	380
Management consultancy service
Aark II Pte Limited (a)	3,176	2,002
TSLC Pte Limited (a)	119	159
Office management and support services expense
Aeries Technology Products And Strategies Private Limited (i)	94	36

	As of March 31,
	2024	2023
Accounts payable
Aeries Technology Products And Strategies Private Limited (i)	$9	$29
Accounts receivable
Aark II Pte Limited (a)	629	1,084
Aeries Financial Technologies Private Limited (b)	11	9
Bhanix Finance And Investment Limited (b)	17	86
TSLC Pte Limited (a)	128	259
Interest payable (classified under other current liabilities)
Aeries Technology Products And Strategies Private Limited (d)	-	1
Interest receivable (classified under prepaid expenses and other current assets)
Aeries Technology Products And Strategies Private Limited (e)	-	57
Investment in 0.001% Series-A Redeemable preference share
Aeries Financial Technologies Private Limited (h)	939	803
Investment in 10% Cumulative redeemable preference shares
Aeries Technology Products And Strategies Private Limited (h)	792	761
Loan from Members of immediate families of Venu Raman Kumar
Mr. Vaibhav Rao (g)	834	845
Loans from affiliates
Aeries Technology Products and Strategies Private Limited (d)	498	-
Loans to affiliates (classified under other assets)
Aeries Financial Technologies Private Limited (f)	105	106
Aeries Technology Products And Strategies Private Limited (e)	558	335

(a)	The Company provided management consulting services to Aark II Pte Ltd under an agreement dated June 21, 2021 and its amendments thereof and to TSLC Pte Ltd under an agreement dated July 12, 2021.
(b)	The Company was in a cost sharing arrangement with Aeries Financial Technologies Private Ltd and Bhanix Finance and Investment Ltd under separate agreements dated April 1, 2020. The cost sharing arrangement included costs in the areas of office management, IT and operations. The agreements are for a 36-month term with auto renewals after the original term.
(c)	The Company availed consulting services including implementation services in business restructuring, risk management, feasibility studies, mergers & acquisitions etc. from Ralak Consulting LLP vide agreement dated April 01, 2022.
(d)	The Company incurred interest expense in relation to loans taken from ATPSPL, which were borrowed to meet working capital requirements. The loans were for a 3-year term and were issued at an interest rate of 12% per annum.
(e)	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 12% per annum.
(f)	The Company received interest income in relation to loans given to affiliates to support their working capital requirements. The loans were for a 3-year term and issued at an interest rate of 15-17% per annum.
(g)	The Company obtained a loan at 10% interest rate from Vaibhav Rao for business purposes. The agreement shall remain valid until the principal amount along with interest is fully repaid. The principal amount of the loan was outstanding in entirety as of the year ended March 31, 2024 and 2023.
(h)	This amount represents investments in affiliates. The Company earned interest income on its investments in affiliates.
(i)	The Company availed management consulting services from ATPSPL under agreements dated March 20, 2020 and April 1, 2021.
(j)	ATPSPL gave corporate guarantee of INR 240,000 (or approximately $2,879 at the exchange rate in effect on March 31, 2024) on behalf of the Company towards the revolving credit facility availed. ATPSPL charges a corporate guarantee commission of 0.5% on the total corporate guarantee given. The guarantee was withdrawn during the year ended March 31, 2024.

The Company has also executed two Exchange Agreements: (1) with AARK and Mr. Raman Kumar (“Sole Shareholder”) in his capacity as a shareholder’ of AARK; and (2) with ATGBA and Mr. Sudhir Appukuttan Panikassery, Mr. Ajay Khare, and Mr. Unnikrishnan Balakrishnan Nambiar, key managerial personnel of ATGBA in their capacity as shareholders’ of ATGBA (together referred to as “counterparties”). Under the Exchange Agreements, the counterparties would have a right to exchange the shares held by them in AARK/ ATGBA against shares of ATI or cash subject to the conditions specified in the Exchange Agreement. Refer Note 17 for details. Additionally, pursuant to the Business Combination, 5,638,530 Class A ordinary shares have been issued to Innovo Consultancy DMCC, which is wholly owned by Sole Shareholder.